UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7531

                               AMERINDO FUNDS INC.
               (Exact name of registrant as specified in charter)
                                    --------


                            339 Park Ave., 22nd Floor
                               New York, NY 10022

                       One Embarcadero Center, Suite 2310
                             San Francisco, CA 94111
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                           Portland, Maine 04112-0446
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-371-6360

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
AMERINDOFUNDS(R)

                                                                       o o o o o

                  SEMI-ANNUAL REPORT


                  o o o o o




                  APRIL 30, 2005

                                 TABLE OF CONTENTS
                                 -----------------



SHAREHOLDERS LETTER .................................................   1

SCHEDULE OF INVESTMENTS .............................................   2

STATEMENT OF ASSETS AND LIABILITIES .................................   5

STATEMENT OF OPERATIONS .............................................   6

STATEMENT OF CHANGES IN NET ASSETS ..................................   7

FINANCIAL HIGHLIGHTS ................................................   8

NOTES TO FINANCIAL STATEMENTS .......................................  10

DISCLOSURE OF FUND EXPENSES .........................................  20

                                                                       June 2005

Dear Shareholder:

     On June 3, 2005, the independent directors of the Board of Directors (the "Board") appointed Munder Capital Management ("MCM"), a leading money management firm, as the new investment advisor of the Amerindo Technology Fund (the "Fund") replacing the former advisor for the reasons further discussed below.

     MCM currently manages approximately $1 billion in technology related investment assets through two mutual funds that specialize in that sector. Founded in 1985, MCM is a Birmingham, Michigan based company with $36.7 billion in assets under management as of March 31, 2005. The independent directors cited MCM's disciplined investment approach, sector expertise, and overall performance history as the primary drivers behind the firm's selection.

     Based on the Securities and Exchange Commission rules and regulations, the duration of the new investment advisory contract cannot exceed 150 days following the termination of the agreement with the former advisor, without approval by a majority of the outstanding voting securities of the Fund. Therefore, upon the expiration of this interim advisory contract, the Fund retains the right to enter into a new investment advisory contract with MCM, or another investment advisor, subject to shareholder approval, or take other appropriate action. The Board is currently in the process of reviewing its alternatives and anticipates making a recommendation to shareholders shortly.

     The Board has discontinued any new sales of the Fund pending its consideration of the next course of action. Gary Tanaka, as President of the Fund, and Alberto Vilar, as Chief Executive Officer of the Fund, both of whom were principal owners of the former advisor, were removed from office effective May 27, 2005, and the Board appointed the undersigned as acting President of the Fund. These actions by the independent directors resulted from the fact that the principals of the former advisor, Messrs. Tanaka and Vilar were charged in a criminal complaint.

     On behalf of your Board, and as acting President, I would like to thank you for your continued patience and understanding and want to assure you that whatever action the Board may shortly recommend to you, it intends to do so in the best interests of all shareholders.


Sincerely,


/s/ Dana E. Smith

Dana E. Smith
President

                               AMERINDO FUNDS INC.
                            AMERINDO TECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

COMMON STOCK* 102.5%
  SHARES                                                               VALUE
----------                                                           ---------
   15,001   CancerVax Corp. ....................................  $     41,103
  400,000   eBay Inc. ..........................................    12,692,000
  375,015   Eyetech Pharmaceuticals, Inc. ......................     8,621,595
   13,194   Eyetech Pharmaceuticals, Inc.(C) ...................       303,330
   85,750   Google, Inc. .......................................    18,865,000
1,228,400   Homestore, Inc. ....................................     2,407,664
  232,900   ImClone Systems Inc. ...............................     7,417,865
  222,600   Juniper Networks, Inc. .............................     5,028,534
  350,000   OSI Pharmaceuticals, Inc. ..........................    16,567,250
  306,000   Red Hat, Inc. ......................................     3,289,500
  400,000   Salesforce.com, Inc. ...............................     5,792,000
  481,200   Sonus Networks, Inc. ...............................     1,655,328
  400,000   XM Satellite Radio Holdings, Inc. ..................    11,096,000
  190,000   Yahoo! Inc. ........................................     6,556,900
                                                                  ------------
TOTAL COMMON STOCK (Cost $100,389,716)                             100,334,069
                                                                  ------------
PRIVATE STOCK* 0.0%
10,338,576   Cellomics, Inc.(A)(B)(C) ..........................            --
10,338,576   Cellomics, Inc., Series NNN,
                 Preferred Stock(A)(B)(C) ......................            --
    62,000   DoveBid(A)(B)(C) ..................................            --
                                                                  ------------
TOTAL PRIVATE STOCK (Cost $615,346)                                         --
                                                                  ------------
WARRANT* 0.0%
          1   Cellomics, Inc.,  Expires 02/28/06(A)(B)(C) ......            --
                                                                  ------------
TOTAL WARRANT (Cost $0)                                                     --
                                                                  ------------
TOTAL INVESTMENTS 102.5% (Cost $101,005,062)                       100,334,069
                                                                  ------------
OTHER ASSETS & LIABILITIES, NET (2.5%)                              (2,483,902)
                                                                  ------------
TOTAL NET ASSETS 100.0%                                           $ 97,850,167
                                                                  ============

*ALL COMMON STOCK, PRIVATE STOCK, AND WARRANTS HELD BY THE FUND ARE NON-INCOME PRODUCING.
(A) FAIR-VALUED SECURITY. AS OF APRIL 30, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0, REPRESENTING 0.00% OF THE FUND'S NET ASSETS.
(B) SECURITY CONSIDERED ILLIQUID. AS OF APRIL 30, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0, REPRESENTING 0.00% OF THE FUND'S NET ASSETS.
(C) RESTRICTED SECURITY. AS OF APRIL 30, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $303,330, REPRESENTING 0.31% OF THE FUND'S NET ASSETS.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               AMERINDO FUNDS INC.
                            AMERINDO TECHNOLOGY FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                 APRIL 30, 2005
                                   (UNAUDITED)
As of April 30, 2005, sector diversification of the Fund was as follows:

                                          PERCENTAGE
SECTOR DIVERSIFICATION                        OF
(% OF TOTAL INVESTMENTS)                  INVESTMENTS               VALUE
------------------------                  -----------            ------------
eCommerce/Internet                            58.4%              $ 58,604,756
Biotechnology                                 32.5%                32,647,813
Information Technology                         9.1%                 9,081,500
                                             ------              ------------
TOTAL INVESTMENTS                            100.0%              $100,334,069
                                             ======              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank.

                               AMERINDO FUNDS INC.
                            AMERINDO TECHNOLOGY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Unaudited)

ASSETS
   Investments, at cost ....................................................   $ 101,005,062
                                                                               =============
   Investments, at value ...................................................   $ 100,334,069
   Receivable for investments sold .........................................         704,220
   Receivable for shares of beneficial interest sold .......................          47,312
   Interest receivable .....................................................             149
   Prepaid expenses ........................................................         156,465
                                                                               -------------
   Total Assets ............................................................     101,242,215
                                                                               -------------
LIABILITIES
   Due to custodian ........................................................       2,868,480
   Payable for shares of beneficial interest redeemed ......................         170,609
   Payable due to investment advisor .......................................         116,093
   Payable for distribution fees ...........................................          20,588
   Payable for administration fees .........................................          10,290
   Accrued expenses ........................................................         205,988
                                                                               -------------
   Total Liabilities .......................................................       3,392,048
                                                                               -------------
   Net Assets ..............................................................   $  97,850,167
                                                                               =============
NET ASSETS:
   Paid in Capital .........................................................   $ 443,627,367
   Accumulated net investment loss .........................................      (1,222,743)
   Accumulated net realized loss on investments ............................    (343,883,464)
   Net unrealized depreciation on investments ..............................        (670,993)
                                                                               -------------
   NET ASSETS ..............................................................   $  97,850,167
                                                                               =============
   Outstanding shares of beneficial interest* ($0.001 par value) ...........      13,868,704
   Net Asset Value, Offering and Redemption Price Per Share ................           $7.06
                                                                                       =====

   * 1,000,000,000 shares authorized in total for the Amerindo Technology Fund.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               AMERINDO FUNDS INC.
                            AMERINDO TECHNOLOGY FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (Unaudited)
INCOME
   Interest .....................................................  $    146,011
                                                                   ------------
EXPENSES
   Investment advisory fees .....................................       912,493
   Professional fees ............................................       309,690
   Distribution fees ............................................       152,086
   Transfer agent fees ..........................................       123,288
   Administration fees ..........................................        76,039
   Printing fees ................................................        72,512
   Custodian fees ...............................................        40,742
   Directors' fees and expenses .................................        30,972
   Interest expense .............................................         8,210
   Miscellaneous ................................................         1,685
                                                                   ------------
   Total expenses ...............................................     1,727,717
   Less:
   Investment advisory fees waived ..............................      (358,963)
                                                                   ------------
   Total net expenses ...........................................     1,368,754
                                                                   ------------
   Net investment loss ..........................................    (1,222,743)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain from investment transactions ...............     1,532,062
   Net change in unrealized depreciation of investments .........   (20,677,973)
                                                                   ------------
   Total net realized and unrealized loss on investments ........   (19,145,911)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................  $(20,368,654)
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               AMERINDO FUNDS INC.
                            AMERINDO TECHNOLOGY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE                 FOR THE
                                                      SIX MONTHS ENDED          YEAR ENDED
                                                       APRIL 30, 2005          OCTOBER 31,
                                                         (UNAUDITED)               2004
                                                      ----------------         -----------
OPERATIONS
   Net investment loss ..............................    $ (1,222,743)         $ (2,862,053)
   Net realized gain (loss) from investment
      transactions ..................................       1,532,062            (2,707,948)
   Net change in unrealized appreciation
      (depreciation) of investments .................     (20,677,973)           25,737,944
                                                         ------------          ------------
   Net increase (decrease) in net assets resulting
      from operations ...............................     (20,368,654)           20,167,943
                                                         ------------          ------------
CAPITAL SHARE TRANSACTIONS
   Net decrease (Note 6) ............................     (19,452,167)          (10,040,417)
                                                         ------------          ------------
   Total increase (decrease) in net assets ..........     (39,820,821)           10,127,526
                                                         ------------          ------------
NET ASSETS:
   Beginning of period ..............................     137,670,988           127,543,462
                                                         ------------          ------------
   End of period (Includes accumulated net investment
      loss of $1,222,743 and $0, respectively) ......    $ 97,850,167          $137,670,988
                                                         ============          ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                  NET REALIZED
                                     AND/OR
              NET                  UNREALIZED                              NET
             ASSET                    GAIN                                ASSET
             VALUE        NET        (LOSS)        TOTAL                  VALUE
           BEGINNING  INVESTMENT       ON          FROM     REDEMPTION     END      TOTAL
           OF PERIOD     LOSS      INVESTMENTS  OPERATIONS    FEES**    OF PERIOD  RETURN*
           ---------  ----------  ------------  ----------  ----------  ---------  -------
Class D
   2005+++  $ 8.40      $(0.08)     $ (1.28)     $ (1.36)    $0.02        $ 7.06   (15.95)%
   2004++     7.01       (0.17)        1.55         1.38      0.01          8.40    19.83
   2003++     3.72       (0.12)        3.38         3.26      0.03          7.01    88.44
   2002++     4.27       (0.10)       (0.45)       (0.55)       --***       3.72   (12.88)
   2001++    20.20       (0.16)      (15.77)      (15.93)       --***       4.27   (78.86)
   2000      23.46       (0.53)       (2.73)       (3.26)       --***      20.20   (13.90)

                                                             AMERINDO FUNDS INC.
                                            AMERINDO TECHNOLOGY FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                              RATIO              RATIO
              NET                          OF EXPENSES          OF NET
            ASSETS        RATIO            TO AVERAGE         INVESTMENT
            END OF     OF EXPENSES         NET ASSETS           LOSS TO
            PERIOD     TO AVERAGE      (EXCLUDING WAIVERS       AVERAGE     PORTFOLIO
             (000)     NET ASSETS    AND/OR REIMBURSEMENTS)   NET ASSETS    TURNOVER
            -------    ----------    ----------------------   -----------   ----------
Class D
   2005+++  $ 97,850      2.25%               2.84%            (2.01)%       59.05%
   2004++    137,671      2.25                2.73             (2.14)        85.23
   2003++    127,543      2.25                2.94             (2.10)       117.16
   2002++     51,374      2.25                3.15             (2.19)        50.17
   2001++     71,055      2.25                2.56             (1.83)        70.03
   2000      379,869      2.13                2.13             (1.94)        30.51

  * Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 **  See Note 2 in Notes to Financial Statements.

*** For the years ended 2000 to 2002, the Fund's redemption fees did not materially impact the Fund's net asset value by more than $0.01.

  +  For the six months ended April 30, 2005. All ratios have been annualized.

 ++  Per share data calculated using average shares outstanding method.

AMOUNTS DESIGNATED AS "--" ARE EITHER ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       8-9

                               AMERINDO FUNDS INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 1. ORGANIZATION

     The Amerindo Technology Fund (the "Fund") is a series of the Amerindo Funds Inc., a Maryland corporation, which was incorporated on February 6, 1996. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund's prospectus provides a description of the Fund's investment objective, policies and strategies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The  following  is  a  summary  of  the  significant   accounting  policies
consistently   followed  by  the  Fund  in  the  preparation  of  its  financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, on valuation date or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least two independent brokers.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Directors (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the adviser reasonably believes that a security's valuation provided by a pricing source may not be reliable or accurate; the security is determined to be illiquid in accordance with the liquidity procedures; the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions.

     The Fund may invest in private equity investments in venture capital companies ("Private Equity Investments"). Although Private Equity Investments offer the opportunity for significant capital gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Among these are the risks associated with investments in companies in an early stage of development or with little or no operating history, companies operating at at loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies from others including those with greater financial resources, more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

     Private equity investments are valued on a going concern basis without giving effect to any disposition costs. Historic cost is generally the appropriate measure of value for a private equity investment, except where compelling circumstances justify another valuation in the view of the Fund's investment advisor, Amerindo Investment Advisors Inc. (the "Advisor"), in which case the Advisor will inform a Committee member who shall call a Committee meeting to review the proposed valuation.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     At April 30, 2005, market quotations were not readily available for securities valued at $0 (0.00% of net assets) in the Fund. Consequently, these securities were valued at fair value in accordance with the fair value procedures approved by the Board.

     RESTRICTED SECURITIES - As of April 30, 2005, the total value of restricted securities was $303,330 representing 0.31% of the Fund's net assets. At April 30, 2005, the Amerindo Technology Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2005, were as follows:

                                                 RIGHT TO                             PERCENTAGE
                                 ACQUISITION     ACQUIRE                                OF NET
INVESTMENTS                         DATE           DATE         COST         VALUE      ASSETS
-----------                      -----------    ---------     --------      --------  ----------
Common Stock:
Eyetech Pharmaceuticals, Inc.     02/04/04      02/04/04      $ 94,997      $303,330     0.31%
                                                              --------      --------     ----
Private Stock:
Cellomics, Inc.                   02/20/02      02/20/02       183,673            --     0.00
Cellomics, Inc., Series NNN,
   Preferred Stock                02/20/02      02/20/02       183,673            --     0.00
DoveBid                           04/10/02      04/10/02       248,000            --     0.00
                                                              --------      --------     ----
Warrant:
Cellomics, Inc.,
   Expires 02/28/06               02/20/02      02/20/02            --            --     0.00
                                                              --------      --------     ----
TOTAL                                                         $710,343      $303,330     0.31%
                                                              ========      ========     ====

AMOUNTS DESIGNATED AS "--" ARE EITHER ZERO OR HAVE BEEN ROUNDED TO ZERO.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Directors require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. As of April 30, 2005, there were no repurchase agreements held in the Fund.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Net investment income, if any, is distributed annually. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than one year. For the six months ended April 30, 2005, there were $337,640, in redemption fees retained.

NOTE 3. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (other than short-term investments and U.S. Government Securities), for the Fund for the six months ended April 30, 2005 were $65,995,242 and $77,671,553, respectively.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 4. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY AND
        CUSTODIAN AGREEMENTS

     The Fund has an Investment Advisory Agreement ("Advisory Agreement") with the Advisor with whom certain officers and directors of the Fund are affiliated, to serve as investment advisor and manager to the Fund (For additional information about the Fund's new Advisor see Note 11). Under the terms of the Advisory Agreement, a monthly fee is paid to the Advisor of 0.125% (1.50% on an annual basis) of the average daily net assets of the Fund. The Advisory Agreement is subject to an annual review by the Board of Directors.

     The Advisor has agreed to a reduction in the amounts payable to it and to reimburse the Fund for any expenses to the extent that the total annual fund operating expenses exceed 2.25% of the average daily net asset value through May 31, 2005.

     The Fund and SEI Investments Global Funds Services, Inc. (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.125% of the average daily net assets of the Fund up to $250 million, 0.09% on the next $250 million, 0.07% on the next $500 million and 0.05% of such assets in excess of $1 billion, subject to certain minimum annual fees.

     Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividends disbursing agent for the Fund under a Transfer Agency and Services Agreement with the Fund.

     Brown Brothers Harriman & Company serves as the Fund's custodian (the "Custodian"). Previously, the Northern Trust Company served as the Fund's custodian. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTE 5. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

     The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated July 13, 1999. The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund pays the Advisor 0.25% for providing shareholder servicing activities.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

     Transactions in capital stock for the indicated periods were as follows:

     CLASS D SHARES                 FOR THE                    FOR THE
                               SIX MONTHS ENDED              YEAR ENDED
                                APRIL 30, 2005            OCTOBER 31, 2004
                          -------------------------   -------------------------
                             SHARES       AMOUNT        SHARES       AMOUNT
                          ----------   ------------   ----------   ------------
Shares issued ...........    780,638   $  6,628,366    4,434,007   $ 37,936,081
Redemption fees* ........         --        337,640           --        160,965
Shares redeemed ......... (3,310,416)   (26,418,173)  (6,226,786)   (48,137,463)
                          ----------   ------------   ----------   ------------
                          (2,529,778)  $(19,452,167)  (1,792,779)  $(10,040,417)
                          ==========   ============   ==========   ============

 * Amerindo Technology Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 1 year.
Amounts designated as "--" are either zero or have been rounded to zero.

NOTE 7. FEDERAL TAX INFORMATION

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

     There were no dividends and distributions declared by the Fund during the years ended October 31, 2004 and October 31, 2003.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION (CONCLUDED)

     As of October 31, 2004, the components of Accumulated Losses for Federal income tax purposes were as follows:

                                             AMERINDO
                                            TECHNOLOGY
                                               FUND
                                          ------------
Capital Loss Carryforwards                $(344,963,682)
Unrealized Appreciation                      19,555,136
                                          -------------
Total Accumulated Losses                  $(325,408,546)
                                          =============

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                                       TOTAL
                                                                                   CAPITAL LOSS
                    EXPIRES     EXPIRES     EXPIRES       EXPIRES      EXPIRES     CARRYFORWARD
                     2012        2011        2010          2009         2008         10/31/04
                    -------     -------     -------       -------      -------     -------------
Amerindo
Technology Fund   $2,539,920  $80,285,361 $78,041,342  $170,174,206  $13,922,853   $344,963,682

     For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net unrealized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund's at April 30, 2005, were as follows:

                                   FEDERAL        APPRECIATED     DEPRECIATED     NET UNREALIZED
                                  TAX COST        SECURITIES      SECURITIES       DEPRECIATION
                                 -----------     ------------    ------------     --------------
Amerindo Technology Fund        $101,005,062      $11,222,380    $(11,893,373)      $(670,993)

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 8. CONCENTRATIONS/RISKS

     The Fund invests primarily in specific sectors of the market. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In addition, the Fund is non-diversified, which means that the Fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

NOTE 9. OTHER

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTE 10. UNCOMMITTED LINE OF CREDIT

     The Fund has entered into an uncommitted line of credit facility ("Line of Credit") with the Custodian effective February 25, 2005. Under the terms of the Line of Credit, the Fund may borrow an amount equal to the lessor of $7.5 million or 8.25% of the net asset value of the Fund. This line of credit may be utilized to meet shareholder redemptions or for other lawful purposes under the Investment Company Act of 1940. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the six months ended April 30, 2005, the Fund had average borrowings of $1,971,907 over a period of 30 days at an average interest rate of 5.07%. The maximum borrowing during the six months ended April 30, 2005 was $2,902,497. As of April 30, 2005, the Fund had an outstanding borrowing in the amount of $2,868,480.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

NOTE 11. SUBSEQUENT EVENTS

     Gary Tanaka, the President and an interested director of Amerindo Funds Inc. (the "Fund") and Alberto Vilar, Chief Executive Officer of the Fund who are principals of Amerindo Investment Advisors Inc. (the "Advisor") were charged in various criminal activities on or about May 26, 2005. The independent directors of the Board of Directors of the Fund (the "Independent Directors") adopted the following actions at a special meeting of the Independent Directors on May 31, 2005:

     o The Independent Directors discontinued any sales of the Fund until further notice.

     o The Board rescinded any authority to Gary Tanaka or Alberto Vilar to give any instruction with respect to the Fund or its assets.

     o The Independent Directors removed Gary Tanaka as President and Alberto Vilar as Chief Executive Officer effective May 27, 2005.

     o The Independent Directors appointed Dana Smith, the Fund's current Chief Compliance Officer, as new acting President of the Fund effective May 27, 2005.

     o As a precautionary measure, the Fund's auditors were retained to conduct a special audit of the Fund.

     o    The   Independent   Directors   commenced  a  search  for  an  interim
          manager/adviser to replace Amerindo.

     o The Independent Directors authorized portfolio purchases and sales on behalf of the Fund provided that one or more Independent Director approved the trade.

     o The Fund's prior investment advisory contract, voluntary expense limitation agreement and shareholder services agreement expired on May 31, 2005.

         On June 3, 2005, the Independent Directors held a special meeting where it determined to appoint Munder Capital Management ("MCM") as the new manager of the Fund. The Independent Directors, pursuant to their fiduciary obligations under the Investment Company Act of 1940 and rules thereunder, determined that MCM's disciplined investment approach, sector expertise, and overall performance history were the key factors in their selection.

                               AMERINDO FUNDS INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (Unaudited)

         The prior investment advisory agreement and expense limitation agreement between the Fund and the Advisor terminated on May 31, 2005. Under the terms of the Fund's new investment advisory agreement, the Fund will pay an annual advisory fee, equal to 1.00% of the Fund's average daily net assets. As a result of the extraordinary expenses incurred by the Fund in connection with the matters involving Messrs. Tanaka and Vilar, the Fund's expense ratio is anticipated to increase to approximately 5.00% to 7.00%. It should also be noted that the Fund has experienced shareholder redemptions of approximately 49% since these events transpired.

         Based upon the rules of the Securities and Exchange Commission, the duration of the new investment advisory agreement cannot exceed 150 days since the termination of the agreement with the previous advisor, without approval by a majority of the outstanding voting securities of the Fund. Upon the expiration of this interim investment advisory contract, the Fund retains the right to enter into a new investment advisory contract with MCM, or another investment advisor, subject to shareholder approval, and the Board reserves the right to recommend other investment advisors or alternative actions to shareholders which it believes would be in their best interests. It is anticipated that shareholders will vote on a reorganization of the Fund in the fall of 2005.

                               AMERINDO FUNDS INC.
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.

                               AMERINDO FUNDS INC.
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                  (CONCLUDED)


                                   BEGINNING     ENDING                EXPENSES
                                    ACCOUNT      ACCOUNT    ANNUALIZED   PAID
                                     VALUE        VALUE      EXPENSE    DURING
                                   10/31/04     04/30/05     RATIOS     PERIOD*
--------------------------------------------------------------------------------
AMERINDO TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                 $1,000.00    $  840.50     2.25%     $10.27
HYPOTHETICAL 5% RETURN             $1,000.00    $1,013.83     2.25%     $11.23
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                                      NOTES

o o o o o

INVESTMENT ADVISOR -- AS OF JUNE 3, 2005
------------------------------------------------------
MUNDER CAPITAL MANAGEMENT
BIRMINGHAM, MICHIGAN

ADMINISTRATOR
------------------------------------------------------
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PENNSYLVANIA

DISTRIBUTOR
------------------------------------------------------
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PENNSYLVANIA

TRANSFER AND DIVIDEND AGENT
------------------------------------------------------
FORUM SHAREHOLDER SERVICES, LLC
PORTLAND, MAINE

CUSTODIAN
------------------------------------------------------
BROWN BROTHERS & HARRIMAN COMPANY
BOSTON, MASSACHUSETTS

LEGAL COUNSEL
------------------------------------------------------
KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
NEW YORK, NEW YORK

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
------------------------------------------------------
DELOITTE & TOUCHE LLP
PHILADELPHIA, PENNSYLVANIA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Amerindo Funds Inc. uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission's website at http://www.sec.gov.

1-888-832-4386
AMERINDOFUNDS.COM

AME-SA-002-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                             Amerindo Funds Inc.



By (Signature and Title)*                                /s/ Dana E. Smith
                                                         -----------------------
                                                         Dana E. Smith
                                                         President


Date:  June 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ Dana E. Smith
                                                         -----------------------
                                                         Dana E. Smith
                                                         President


Date:  June 27, 2005


By (Signature and Title)*
                                                         /s/ Darren Leavitt
                                                         -----------------------
                                                         Darren Leavitt
                                                         Chief Financial Officer
Date:  June 27, 2005

* Print the name and title of each signing officer under his or her signature.